Employee Benefit Plans (Details) (USD $)	9 Months Ended		12 Months Ended			36 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
401(k) Plan
Employers contributions			$ 454,000	$ 219,000
Class B Limited Partner Interests
Non-cash equity-based compensation expense	1,799,000	118,000	152,000	106,000
Capitalized non-cash equity-based compensation expense			93,000
Class A limited partners
Class B Limited Partner Interests
Compounded interest entitled by limited partners (as a percent)			8.00%
Share in remainder of net profit after distributing Class A preference amount (as a percent)			80.00%
Class B limited partners
Class B Limited Partner Interests
Share in remainder of net profit after distributing Class A preference amount (as a percent)			20.00%
Total number of Class B interests that may be issued pursuant to the partnership agreement (in shares)			100,000			100,000
Class B interests available for issuance (in shares)			6,200			6,200
Non-cash equity-based compensation expense	1,300,000	186,000	152,000	106,000
Capitalized non-cash equity-based compensation expense	421,000	68,000
Fair value assumptions of Class B interest granted
Expected volatility (as a percent)			47.00%	44.00%
Expected dividend yield (as a percent)			0.00%	0.00%
Expected term (in years)			1 year 6 months 7 days	1 year 7 months 24 days
Risk-free interest rate (as a percent)			0.23%	0.35%
Weighted-average grant date fair value per interest (in dollars per share)			$ 128.94	$ 134.84
Number of Class B Interests
Outstanding at beginning of period	50,212	68,662	68,662	82,153
Granted (in shares)			2,195	9,050
Vested (in shares)			(20,375)	(19,046)
Forfeited (in shares)			(270)	(3,495)
Outstanding at ending of period			50,212	68,662	82,153	50,212
Weighted - Average Grant Date Fair Value
Outstanding at beginning of period	$ 22.07	$ 15.93	$ 15.93
Granted (in dollars per share)			$ 128.94	$ 134.84
Vested (in dollars per share)			$ 11.32	$ 3.11
Forfeited (in dollars per share)			$ 140.72	$ 19.13
Outstanding at the end of the period			$ 22.07	$ 15.93		$ 22.07
Expected vesting of awards
Vesting of awards in 2013 (in shares)			385	1,711	18,664	20,760
Vesting of awards in 2014 (in shares)			385	1,711	14,497	16,593
Vesting of awards in 2015 (in shares)			385	1,711	8,664	10,760
Vesting of awards in 2016 (in shares)			385	1,329		1,714
Vesting of awards in 2017 (in shares)			385			385
Total vesting of awards (in shares)			1,925	6,462	41,825	50,212
Additional disclosure
Total unrecognized compensation cost related to unvested RSUs			1,000,000			1,000,000
Weighted-average period for recognition of unrecognized compensation cost			3 years 8 months 12 days
Awards vested			20,375	19,046
Total fair value of awards vested			$ 231,000	$ 59,000
Class B limited partners | Minimum
Class B Limited Partner Interests
Vesting period of Class B interest			4 years
Class B limited partners | Maximum
Class B Limited Partner Interests
Vesting period of Class B interest			5 years